Label	Element	Value
BNY Mellon High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to maximize total return, consisting of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 15 of the prospectus, in the Appendix on page A-1 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 122.11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	122.11%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Acquired fund fees and expenses" are incurred indirectly by the fund as a result of its investments in underlying funds. These fees and expenses are not included in the Financial Highlights tables; accordingly, total annual fund expenses do not correlate to the ratio of expenses to average net assets in the Financial Highlights tables.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The Example is based on net operating expenses, which reflect the contractual undertaking by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed-income securities that, at the time of purchase, are rated below investment grade ("high yield" or "junk" bonds) or are the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc. The fund's portfolio may include various types of fixed-income securities, such as corporate bonds and notes, mortgage-related securities, asset-backed securities, floating rate loans (limited to up to 20% of the fund's net assets) and other floating rate securities, zero coupon securities, convertible securities, preferred stock and other debt instruments of U.S. and foreign issuers.

In choosing securities, the fund's portfolio managers seek to capture the higher yields offered by junk bonds, while managing credit risk and the volatility caused by interest rate movements. The fund's investment process involves a "top down" approach to security selection. The fund looks at a variety of factors when assessing a potential investment, including the state of the industry or sector, the company's financial strength, and the company's management. The fund also looks for companies that are underleveraged, have positive free cash flow, and are self-financing. There are no restrictions on the dollar-weighted average maturity or average effective duration of the fund's portfolio or on the maturities or durations of the individual fixed-income securities the fund may purchase. A bond's maturity is the length of time until the principal must be fully repaid with interest. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates.

The fund may, but is not required to, use derivative instruments, such as options, futures and options on futures (including those relating to securities, foreign currencies, indices and interest rates), forward contracts, and swap agreements (including interest rate and credit default swap agreements). The fund intends to use options, futures and options on futures only as part of a hedging strategy. The fund may enter into swap agreements, such as interest rate and credit default swap agreements, which can be used to transfer the interest rate or credit risk of a security without actually transferring ownership of the security or, for credit default swaps, to customize exposure to particular corporate credit. When the fund enters into derivatives transactions, it may be required to segregate liquid assets or enter into offsetting positions, in accordance with applicable regulations.

The fund also may invest in collateralized debt obligations (CDOs), which include, collateralized bond obligations (CBOs) and collateralized loan obligations (CLOs) and other similarly structured securities. To enhance current income, the fund may engage in a series of purchase and sale contracts or forward roll transactions in which the fund sells a mortgage-related security, for example, to a financial institution and simultaneously agrees to purchase a similar security from the institution at a later date at an agreed upon price. The fund also may make forward commitments in which the fund agrees to buy or sell a security in the future at a price agreed upon today.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

● Fixed-income market risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund's share price and increase the fund's liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.

● Interest rate risk. Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund's investments in these securities to decline. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund's investments in new securities may be at lower yields and may reduce the fund's income. Very low or negative interest rates may magnify interest rate risk. Interest rates in the United States currently are at or near historic lows due to market forces and actions of the Board of Governors of the Federal Reserve System in the U.S., primarily in response to the COVID-19 pandemic and resultant market disruptions. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield ("junk") bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks. In addition, the rates on floating rate instruments adjust periodically with changes in market interest rates. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates.

● Credit risk. Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall. The lower a security's credit rating, the greater the chance that the issuer of the security will default or fail to meet its payment obligations.

● High yield securities risk. High yield ("junk") securities involve greater credit risk, including the risk of default, than investment grade securities, and are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments. These securities are especially sensitive to adverse changes in general economic conditions, to changes in the financial condition of their issuers and to price fluctuation in response to changes in interest rates.

● Mortgage-related securities risk. Mortgage-related securities are complex derivative instruments, subject to credit, prepayment and extension risk, and may be more volatile, less liquid and more difficult to price accurately than more traditional debt securities. The fund is subject to the credit risk associated with these securities, including the market's perception of the creditworthiness of the issuing federal agency, as well as the credit quality of the underlying assets. Although certain mortgage-related securities are guaranteed as to the timely payment of interest and principal by a third party (such as a U.S. government agency or instrumentality with respect to government-related mortgage-backed securities) the market prices for such securities are not guaranteed and will fluctuate. Declining interest rates may result in the prepayment of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the fund's potential price gain in response to falling interest rates, reduce the fund's yield and/or cause the fund's share price to fall (prepayment risk). Rising interest rates may result in a drop in prepayments of the underlying mortgages, which would increase the fund's sensitivity to rising interest rates and its potential for price declines (extension risk).

● Foreign investment risk. To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.

● Market risk. The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.  In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund.  Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.  These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

● Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for below investment grade securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities. No active trading market may exist for some of the floating rate loans in which the fund invests and certain loans may be subject to restrictions on resale. Because some floating rate loans that the fund invests in may have a more limited secondary market, liquidity risk is more pronounced for the fund than for mutual funds that invest primarily in other types of fixed-income instruments or equity securities.

● Derivatives risk. A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the fund's use of derivatives may result in losses to the fund. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying assets or the fund's other investments in the manner intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment, and involve greater risks than the underlying assets because, in addition to general market risks, they are subject to liquidity risk, credit and counterparty risk (failure of the counterparty to the derivatives transaction to honor its obligation) and pricing risk (risk that the derivative cannot or will not be accurately valued). The Securities and Exchange Commission recently adopted Rule18f-4 under the Investment Company Act of 1940, as amended, which will regulate the use of derivatives for certain funds and may require the fund to alter, perhaps materially, its use of derivatives.

● Floating rate loan risk. Unlike publicly traded common stocks which trade on national exchanges, there is no central market or exchange for loans to trade. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. The lack of an active trading market for certain floating rate loans may impair the ability of the fund to realize full value in the event of the need to sell a floating rate loan and may make it difficult to value such loans. There may be less readily available, reliable information about certain floating rate loans than is the case for many other types of securities, and the fund's portfolio managers may be required to rely primarily on their own evaluation of a borrower's credit quality rather than on any available independent sources. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the issuer's obligations in the event of non-payment of scheduled interest or principal or may be difficult to readily liquidate. The floating rate loans in which the fund invests typically will be below investment grade quality and, like other below investment grade securities, are inherently speculative. As a result, the risks associated with such floating rate loans are similar to the risks of below investment grade securities, although senior loans are typically senior and secured in contrast to other below investment grade securities, which are often subordinated and unsecured.

● CDOs risk. The risks of an investment in a CDO, including a CBO or CLO, depend largely on the type of the collateral and the tranche of the CDO in which the fund invests. CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default, market anticipation of defaults, as well as aversion to CDO securities as an asset class. In addition to the normal risks associated with credit-related securities discussed elsewhere in this prospectus (e.g., interest rate risk and default risk), investments in CDOs may be more volatile, less liquid and more difficult to price than other types of investments.

● Issuer risk. A security's market value may decline for a number of reasons which directly relate to the issuer, or to factors that affect the issuer's industry.

● Management risk. The investment process used by the fund's portfolio managers could fail to achieve the fund's investment goal and cause your fund investment to lose value.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.im.bnymellon.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.im.bnymellon.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%)Class A
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges, if any, are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q2, 2020: 8.98% Worst Quarter Q1, 2020: -12.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.63%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/20)
BNY Mellon High Yield Fund | ICE BofA Merrill Lynch U.S. High Yield Master II Constrained Index reflects no deductions for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.42%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.61%
BNY Mellon High Yield Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.01%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.97%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Total annual fund operating expenses (after fee waiver)	rr_NetExpensesOverAssets	0.96%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 544
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	742
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	957
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,575
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	544
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	742
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	957
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,575
Annual Return 2011	rr_AnnualReturn2011	1.33%
Annual Return 2012	rr_AnnualReturn2012	14.74%
Annual Return 2013	rr_AnnualReturn2013	7.49%
Annual Return 2014	rr_AnnualReturn2014	1.55%
Annual Return 2015	rr_AnnualReturn2015	(4.20%)
Annual Return 2016	rr_AnnualReturn2016	12.71%
Annual Return 2017	rr_AnnualReturn2017	7.12%
Annual Return 2018	rr_AnnualReturn2018	(4.05%)
Annual Return 2019	rr_AnnualReturn2019	14.42%
Annual Return 2020	rr_AnnualReturn2020	4.77%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.90%
BNY Mellon High Yield Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.00%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.43%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.38%
BNY Mellon High Yield Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.04%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.61%
BNY Mellon High Yield Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.01%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.72%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Total annual fund operating expenses (after fee waiver)	rr_NetExpensesOverAssets	1.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 274
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	539
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	928
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,019
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	174
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	539
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	928
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,019
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.59%
BNY Mellon High Yield Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.72%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Total annual fund operating expenses (after fee waiver)	rr_NetExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	227
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	395
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	883
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	73
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	227
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	395
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 883
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.05%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.64%

[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
[2]	"Acquired fund fees and expenses" are incurred indirectly by the fund as a result of its investments in underlying funds. These fees and expenses are not included in the Financial Highlights tables; accordingly, total annual fund expenses do not correlate to the ratio of expenses to average net assets in the Financial Highlights tables.
[3]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has agreed in its investment management agreement with the fund to: (1) pay all of the fund's expenses, except management fees, Rule 12b-1 fees and certain other expenses, including the fees and expenses of the non-interested board members and their counsel, and (2) reduce its fees pursuant to the investment management agreement in an amount equal to the fund's allocable portion of the fees and expenses of the non-interested board members and their counsel (in the amount of .01% for the past fiscal year). These provisions in the investment management agreement may not be amended without the approval of the fund's shareholders. Because "acquired fund fees and expenses" are incurred indirectly by the fund as a result of its investments in underlying funds, such fees and expenses are not included in the contractual undertaking.